8. Capital Stock (Details 2) - Options - CAD / shares	6 Months Ended	12 Months Ended
	Sep. 30, 2015	Mar. 31, 2015
Options, beginning	505,000	0
Granted	0	505,000
Options, ending	505,000	505,000
Weighted average exercise price, beginning	CAD 1.73	CAD 0
Weighted average exercise price, Granted	0.00	1.73
Weighted average exercise price, ending	CAD 1.73	CAD 1.73